Vessels, net (Details Narrative) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended
	Jan. 13, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 28, 2021 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Working capital balances											$ 0	$ (5,766)
Proceeds from Sale of Property, Plant, and Equipment											0	32,692
Gain (Loss) on Disposition of Property Plant Equipment					$ 0	$ 0					0	$ 511
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built												2012
Vessel type												Capesize
Vessel capacity in DWT												179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built												2009
Vessel type												Capesize
Vessel capacity in DWT												180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions												$ 58,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2011
Vessel type										Capesize
Vessel capacity in DWT										181,415
Property, Plant and Equipment, Additions										$ 28,567
Capitalized expenses										$ 67
Ete N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2012
Vessel type									Containership
Vessel capacity in TEU									2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2012
Vessel type									Containership
Vessel capacity in TEU									2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2009
Vessel type									Containership
Vessel capacity in TEU									2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions									$ 55,500
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Panamax
Vessel capacity in DWT							81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Panamax
Vessel capacity in DWT							81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions							$ 39,320
Capitalized expenses							70
Working capital balances							$ (5,766)
Joie N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2011
Vessel type								Ultra-Handymax
Vessel capacity in DWT								56,557
Proceeds from Sale of Property, Plant, and Equipment								$ 8,190
Castor N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2007
Vessel type		Containership
Vessel capacity in TEU		3,091
Proceeds from Sale of Property, Plant, and Equipment		$ 8,869
Solar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2006
Vessel type			Containership
Vessel capacity in TEU			3,398
Proceeds from Sale of Property, Plant, and Equipment			$ 11,074
Esperanza N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2008
Vessel type	Containership
Vessel capacity in TEU	2,007
Proceeds from Sale of Property, Plant, and Equipment	$ 4,559
Navios Utmost and Navios Unite [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2006
Vessel type				Containerships
Vessel capacity in TEU				8,204
Proceeds from Sale of Property, Plant, and Equipment				$ 220,000
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems					$ 3,628	$ 1,398					$ 6,274	$ 4,865